COMMON STOCK	6 Months Ended
Dec. 31, 2023
Equity [Abstract]
COMMON STOCK

NOTE 9 – COMMON STOCK

During the six months ended December 31, 2023, Quick Capital LLC converted $21,898 of its note payable along with $4,121 of accrued interest into 21,582,313 shares of common stock.

During the six months ended December 31, 2023, AES converted $12,500 of its note payable along with $684 of accrued interest into 6,105,029 shares of common stock.

During the six months ended December 31, 2023, RockBay Partners converted $13,917 of its note payable into 26,333,000 shares of common stock.

During the six months ended December 31, 2023, Geneva Roth converted 152,928 shares of Series C preferred stock into 189,968,342 shares of common stock. The Company recognized a loss on conversion of $306,373.

During the six months ended December 31, 2023, the Company received $10,000 for the purchase of shares of common stock. As of December 31, 2023, no shares have been issued.

On November 16, 2023, the Company issued a promissory note for $85,000 to a third party. As an additional inducement to the lender for purchasing the Note, the Company will issue 100,000,000 shares of its common stock to the lender. These shares are being valued at the closing stock price on the date of grant with the relative fair value accounted for as a debt discount to be amortized over the term of the loan. As of December 31, 2023, the shares have not yet been issued and $71,495 is disclosed as common stock to be issued (Note 7).